Supplemental Financial Information (Schedule of Other Supplemental Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Supplemental Financial Information [Abstract]
Rent expense	$ 707	$ 639	$ 581
Interest paid	925	1,007	1,074
Income taxes paid, net of refunds	$ 1,847	$ 3,076	$ 1,840